Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current Assets:
Cash and cash equivalents		$ 101,535	$ 448,888
Trade receivables		1,320,983	882,929
Deposits, prepayments and other current assets		172,299	157,349
Contract assets		571,982	37,012
Deferred initial public offering (“IPO”) costs		204,964
Total Current Assets		2,371,763	2,311,345
Non-Current Assets:
Property, plant and equipment, net		69,684	107,338
Right of use assets – operating lease		42,084	112,548
Cash surrender value of life insurance policies		55,587	55,884
Deferred tax assets, net		123	818
Total Non-current assets		167,478	276,588
Total Assets		2,539,241	2,587,933
Current Liabilities:
Trade payables		318,350	340,966
Other payables and accruals		139,528	12,335
Advance from customers		21,212	21,910
Total bank borrowings		432,101	534,199
Current portion of operating lease liabilities		42,830	74,445
Loan payables		180,000
Current portion of finance lease liabilities		26,585	25,609
Income tax payable		316,724	148,180
Total Current Liabilities		1,477,330	1,157,644
Non-Current Liabilities:
Operating lease liabilities			43,059
Finance lease liabilities		18,364	45,189
Total Non-Current Liabilities		18,364	88,248
Total Liabilities		1,495,694	1,245,892
Commitments and contingencies
Equity
Share capital (500,000,000 shares authorized, no-par value, 10,000,000 Class A shares issued and outstanding as of June 30, 2025 and 2024, respectively and 5,000,000 Class B shares issued and outstanding as of June 30, 2025 and 2024, respectively)	[1]	19,823	19,823
Subscription receivable		(19,801)	(19,801)
Retained earnings		1,021,335	1,266,145
Accumulated other comprehensive income		(12,642)	2,676
Capital and reserves attributable to equity holders of the Company		1,008,715	1,268,843
Non-controlling interests		34,832	73,198
Total Equity		1,043,547	1,342,041
Total Liabilities and Equity		2,539,241	2,587,933
Related Parties
Current Assets:
Amounts due from related parties			$ 785,167

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).